Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Cloud-Hosted Arrangements (Details) $ in Millions	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Implementation costs, gross	$ 67
Accumulated amortization	(13)
Implementation costs, net	$ 54